UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 12490 Greylin Way

         Orange, VA  22960

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     5406610191

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Orange, VA     October 10, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     64

Form13F Information Table Value Total:     $333,086 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB Ltd ADR                 COM                                876    46850 SH       SOLE                    46850
Abbott Laboratories         COM                 002824100     8228   120013 SH       SOLE                   120013
AeroVironment               COM                                581    24785 SH       SOLE                    24785
American Express            COM                 025816109      215     3775 SH       SOLE                     3775
Amgen Inc                   COM                               1282    15208 SH       SOLE                    15208
Astrazeneca PLC             COM                               1908    39875 SH       SOLE                    39875
AT&T                        COM                 001957109      649    17223 SH       SOLE                    17223
Automatic Data Processing   COM                 053015103      690    11759 SH       SOLE                    11759
Babcock & Wilcox            COM                                391    15350 SH       SOLE                    15350
Bank of America             COM                                786    88975 SH       SOLE                    88975
Berkshire Hathaway Cl A     COM                                265      200 SH       SOLE                      200
Berkshire Hathaway Class B  COM                 084670207    81051   918946 SH       SOLE                   918946
BP plc ADR                  COM                 055622104     2404    56740 SH       SOLE                    56740
Bristol-Myers Squibb        COM                 110122108      837    24800 SH       SOLE                    24800
Campbell Soup               COM                 134429109      783    22475 SH       SOLE                    22475
Central Fund of Canada Cl A                     153501101     8053   338200 SH       SOLE                   338200
Chevron                     COM                 166764100      313     2684 SH       SOLE                     2684
cisco Systems               COM                 17275R102     4817   252290 SH       SOLE                   252290
Clorox                      COM                 189054109      226     3140 SH       SOLE                     3140
CMKM Diamonds               COM                 125809103        0  1000000 SH       SOLE                  1000000
Coach, Inc.                 COM                               5198    92785 SH       SOLE                    92785
Coca Cola                   COM                 191216100    14370   378860 SH       SOLE                   378860
ConocoPhillips              COM                 20825C104    10227   178850 SH       SOLE                   178850
Corning Inc                 COM                                777    59050 SH       SOLE                    59050
CSX Corporation             COM                               3013   145220 SH       SOLE                   145220
Dominion Res Black Warrior  COM                 25746Q108      183    40225 SH       SOLE                    40225
Enterprise Prods Ptn        COM                                327     6100 SH       SOLE                     6100
Exelon Corporation          COM                               1380    38795 SH       SOLE                    38795
Exxon Mobil                 COM                 30231G102    33941   371141 SH       SOLE                   371141
First Industrial Realty     COM                                288    21950 SH       SOLE                    21950
General Electric            COM                 369604103      753    33148 SH       SOLE                    33148
Harris Corporation          COM                                476     9300 SH       SOLE                     9300
Home Depot                  COM                 437076102    10698   177209 SH       SOLE                   177209
Honeywell Intl              COM                 438516106      774    12947 SH       SOLE                    12947
Illinois Tool Works         COM                                665    11175 SH       SOLE                    11175
Int'l Business Machines     COM                 459200101     1560     7521 SH       SOLE                     7521
J.P. Morgan Chase           COM                 46625H100      850    20986 SH       SOLE                    20986
Johnson & Johnson           COM                 478160104    23089   335057 SH       SOLE                   335057
Kellogg Co                  COM                 487836108      375     7250 SH       SOLE                     7250
Kraft Foods Cl A            COM                               2534    61287 SH       SOLE                    61287
Lilly Eli & Company         COM                 532457108    12708   268055 SH       SOLE                   268055
Louisiana Pacific           COM                                730    58400 SH       SOLE                    58400
Lowe's Companies            COM                 548661107     1298    42910 SH       SOLE                    42910
M&T Bank                    COM                               2981    31325 SH       SOLE                    31325
McDonalds Corp              COM                 580135101      249     2716 SH       SOLE                     2716
Medtronic Inc               COM                               1714    39755 SH       SOLE                    39755
Merck & Co                  COM                 589331107    22417   497111 SH       SOLE                   497111
MSCI Japan i Shares                                            111    12100 SH       SOLE                1    2100
Pepsico                     COM                 713448108     4057    57322 SH       SOLE                    57322
Philip Morris Int'l         COM                                501     5571 SH       SOLE                     5571
Phillips 66                 COM                                252     5425 SH       SOLE                     5425
Procter & Gamble            COM                 742718109     1051    15150 SH       SOLE                    15150
Southern Company            COM                 842587107      205     4450 SH       SOLE                     4450
Tesco plc                   COM                               2155   133200 SH       SOLE                   133200
Texas Instruments           COM                 882508104      242     8784 SH       SOLE                     8784
Total SA ADR                COM                 89151E109      361     7200 SH       SOLE                     7200
TriStar Gold                COM                                 14    33000 SH       SOLE                    33000
U S Bancorp                 COM                 902973304    11880   346370 SH       SOLE                   346370
USG Corp                    COM                 903293405    27968  1274160 SH       SOLE                  1274160
Vanguard 500 Index Fd                                          530     4834 SH       SOLE                     4834
Wal-Mart                    COM                 931142103     4771    64652 SH       SOLE                    64652
Wells Fargo & Co            COM                 949746101    10536   305135 SH       SOLE                   305135
Zimmer Holdings             COM                                522     7715 SH       SOLE                     7715